Expense Example - NEW ECONOMY FUND	Jan. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 647
Expense Example, with Redemption, 3 Years	801
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,452
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	427
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,282
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,588
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,353
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,215
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,157
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701